Regulatory and Agency Capital Requirements (Details) (USD $)	12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Trust Preferred Securities [Member]	Dec. 31, 2011 Trust Preferred Securities [Member]	Dec. 31, 2011 Series I - 5.80% Fixed-to-Floating Class A Preferred Stock [Member]	Dec. 31, 2011 Wells Fargo & Company [Member]	Dec. 31, 2010 Wells Fargo & Company [Member]	Dec. 31, 2011 Wells Fargo Bank, NA [Member]	Dec. 31, 2010 Wells Fargo Bank, NA [Member]
Regulatory And Agency Capital Requirements [Abstract]
Tier 1 capital, amounts						$ 114,000,000,000	$ 109,400,000,000	$ 92,600,000,000	$ 90,200,000,000
Total capital, amounts						148,500,000,000	147,100,000,000	117,900,000,000	117,100,000,000
Risk Weighted Assets						1,005,600,000,000	980,000,000,000	923,200,000,000	895,200,000,000
Adjusted Average Assets						1,262,600,000,000	1,189,500,000,000	1,115,400,000,000	1,057,700,000,000
Tier 1 capital ratio						11.33%	11.16%	10.03%	10.07%
Total capital ratio						14.76%	15.01%	12.77%	13.09%
Tier 1 leverage capital ratio						9.03%	9.19%	8.30%	8.52%
Tier 1 capital ratio required to be well capitalized	6.00%	6.00%
Total capital ratio required to be well capitalized	10.00%	10.00%
Tier 1 leverage capital ratio required to be well capitalized	5.00%	5.00%
Tier 1 capital ratio required for capital adequacy purposes	4.00%	4.00%
Total capital ratio required for capital adequacy purposes	8.00%	8.00%
Tier 1 leverage capital ratio required for capital adequacy purposes	4.00%	4.00%
Regulatory and Agency Capital Requirements (Textual) [Abstract]
Trust preferred and perpetual preferred purchase securities included in Tier 1 capital	7,500,000,000
Minimum leverage ratio for banking organizations	3.00%
Trust preferred securities redeemed			5,800,000,000	9,200,000,000
Preferred stock, issued	$ 2,501,000,000				$ 2,501,000,000